Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 12 - SHAREHOLDERS’ EQUITY:

a.	Share capital

Each holder of the Company’s ordinary shares is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and declared by the Company’s Board of Directors (the “Board”). Since inception, the Company has not declared any dividends.

The following table presents the number of authorized and issued and outstanding shares as of each reporting date for each class of shares:

	December 31, 2021		December 31, 2020
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
Ordinary shares	100,000,000	51,791,441	100,000,000	46,100,173
Total	100,000,000	51,791,441	100,000,000	46,100,173

b.	Share based compensation

Share based compensation

On September 3, 2019, the Company’s Board resolved to adopt an equity incentive plan (the “Plan”). Based on such Plan, each option will be exercisable for one ordinary share of the Company and will become exercisable at such terms and during such periods, as the Board shall determine. Pursuant to the Plan (and further increase of option pool approved by the Board), 8,041,936 ordinary shares of NIS 0.01 par value of the Company are reserved for issuance upon the exercise of the same amount of awards to be granted to some of the Company’s employees, directors and consultants.

As of December 31, 2021, 1,841,838 ordinary shares reserved for the equity incentive plan. The Board also approved the Plan for the purpose of selecting the capital gains tax track, under Section 102 of the Israeli Income Tax Ordinance, for options granted to the Company’s Israeli employees.

Share-based compensation to non-employees

The following table summarizes share-based awards to non-employees for the period ended December 31, 2021 and December 31, 2020:

	Year ended December 31,		Year ended December 31,
	2021		2020
	Number of	Weighted	Number of	Weighted
	share-based	average	share-based	average
	payment	exercise	payment	exercise
	awards	price	awards	price
Outstanding at beginning of year	3,372,626	$5.27	3,410,406	$1.89
Changes during the year:
Granted	180,319	40.12	1,327,957	$13.70
Exercised	(1,043,142)	7.66	*(1,267,012)	$8.94
Forfeited	(118,954)	10.18	-	-
Expired	(66,606)	16.37	-	-
Cancelled	-	-	(98,725)	1.92
Outstanding at end of year	2,324,243	6.17	3,372,626	$5.27
Exercisable at end of year	1,618,777	3.35	2,191,042	$5.67

*	Out of which 404,704 and 1,027,151 awards were exercised on a cashless basis in 2021 and 2020, respectively.

The fair value of each granted award is estimated at the date of grant using the Black- Scholes option-pricing model. The assumptions used for the year ended December 31, 2021 and year ended at December 31, 2020 are as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Dividend yield	0	0
Expected volatility	50.27% - 52.71%	57.34%-44.40%
Risk-free interest rate	0.66% - 1.61%	0.27%-1.61%
Contractual term (years)	0–10	5–10

The expected volatility is based on the historical volatility of comparable companies. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the awards granted in dollar terms. The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Accordingly, as to ordinary course options granted, the expected term was determined using the simplified method, which takes into consideration the option’s contractual life and the vesting periods (for non-employees, the expected term is equal to the option’s contractual life.

The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2021 and 2020:

December 31, 2021
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	award	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$1.92	192,927	0.04	192,927	0.04
$2.21	1,769,513	7.89	1,288,236	7.89
$16.00	161,484	5.43	114,477	4.22
$23.19	21,000	9.78	-	-
$23.84	30,000	9.88	-	-
$30.93	20,000	8.81	20,000	8.81
$30.66	12,000	9.53	-	-
$40.21	17,319	9.19	3,137	9.19
$49.68	100,000	9.05	-	-

December 31, 2020
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	award	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$0.01	186,815	0.33	186,815	0.33
$1.92	269,714	1.18	269,714	1.18
$2.21	2,191,349	6.22	1,188,914	6.22
$16.00	444,748	8.89	283,933	8.89
$18.00	260,000	3.86	260,000	3.86
$30.93	20,000	9.81	1,666	9.81

2.	Share-based compensation to employees, officers and directors

During 2021, the Company granted to certain employees, officers and directors awards to purchase 1,418,665 of the Company’s ordinary shares for an average exercise price of $27.57. Most of the awards agreement term is 10 years unless the agreement is terminated, 4 years vesting period with a one-year cliff.

	Year ended		Year ended
	December 31, 2021		December 31, 2020
	Number of	Weighted	Number of	Weighted
	share-based	average	share-based	average
	payment awards	exercise price	payment awards	exercise price
Outstanding at beginning of year	2,381,125	$4.14	1,667,267	$2.21
Changes during the year:
Granted	1,418,665	$27.57	730,734	13.53
Issued due to business combination	117,536	0.00	-	-
Exercised	(837,724)	3.11	-	-
Forfeited	(318,672)	19.69	-	-
Expired	-	-	-	-
Cancelled	-	-	(16,876)	2.21
Outstanding at end of year	2,760,930	$15.85	2,381,125	4.14
Exercisable at end of year	845,356	$3.58	1,061,778	2.80

The fair value of each granted award is estimated at the date of grant using the Black- Scholes option-pricing model. The assumptions used as of December 31, 2021 and 2020 are as follows:

	2021	2020
Dividend yield	0	0
Expected volatility	50.27%-51.84%	45.11%-55.97%
Risk-free interest rate	0.66%-1.61%	0.23%-1.61%
Contractual term (years)	10	10

The expected volatility is based on the historical volatility of comparable companies. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the awards granted in dollar terms. The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Accordingly, as to ordinary course options granted, the expected term was determined using the simplified method, which takes into consideration the option’s contractual life and the vesting periods. The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2021 and 2020:

December 31, 2021
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	awards	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$0.00-0.01	120,757*)	-	73,679	-
$2.21	1,130,143	7.95	716,448	7.95
$16.00	88,500	7.48	35,791	6.09
$17.63-$64.61	1,421,530	9.68	19,438	8.98

*)	Including 47,793 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 3,221 RSUs that were issued in consideration for services.

December 31, 2020
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	awards	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)

$2.21	1,995,625	9.05	1,019,695	9.05
$16.00	205,000	9.62	37,917	9.62
$26.56-$59.20	180,500	9.93	4,167	9.93

3)	Share-based compensation expenses

	Year Ended December 31,
	2021	2020	2019
	(U.S. dollars in thousands)
Cost of revenue	51	-	-
Research and development	3,248	3,384	661
Sales and Marketing (*)	2,442	9,252	617
General and administrative	13,065	12,145	14,967

	18,806	24,781	16,245

(*)	On October 26, 2020, the Company entered into an amendment to a business development agreement (“the Agreement”) dated February 4, 2020 with two service providers pursuant to which the Company paid an aggregate one-time payment of $400 thousand plus VAT and issued to them warrants to purchase an aggregate of 650,000 ordinary shares at an exercise price of $18 per share with a graded vesting ending 10 weeks following the grant date (subject to a standard cashless exercise provision). As a result, the Company recorded an expense of $6.1 million for the warrants granted. The service providers waived any and all past, present and future compensation to which they are or may be entitled pursuant to the Agreement and all activities undertaking on behalf of the Company, including the right to a percentage from future revenues from any of the Company’s systems and the issuance of warrants.